Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments
34.	Commitments
At December 31, 2024 and at the date of these financial statements, the Group had commitments against existing R&D and capital commitments relating to the construction of the Brussels South manufacturing facility. R&D commitments in future years are estimated based on the contractual obligations included within agreements entered into by the Group.

	Due < 1 year	Due > 1 year
	A$’000	A$’000
At December 31, 2024
Capital commitments[1]	42,679	22,502
R&D commitments	30,151	7,620
	72,830	30,122
December 31, 2023
Capital commitments	16,572	40,000
R&D commitments	28,112	20,403
	44,684	60,403